Long-term debt (Details Narrative) - CAD ($)								11 Months Ended	12 Months Ended
	Feb. 12, 2022	Dec. 17, 2021	Feb. 12, 2021	Feb. 03, 2021	Jan. 18, 2021	Nov. 27, 2020	Aug. 30, 2020	Dec. 17, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 02, 2019	Dec. 17, 2017
Reserve Quantities [Line Items]
Success fee expense									4.10%
Principal repayment amount										$ (39,502)
Transction cost									17,500
Debt instruments issued									814,899		$ 325,421
Transction rate										7.29%
Total advace									226,000
Total principal balance			$ 13,773,470						22,828,682
Interest rate			7.28%
Principal balance outstanding		$ 9,250,000
Repayment of extinguishment								$ 166,438
Interest expense									0	$ 847,322
Success fee expense									0	450,475
Accretion income									0	21,780
Equity value									20,000,000
Minimum cash balance amount									2,000,000
Derecognition of long term debt									$ 482,282
Interest rate									11.08%
Interest expense									$ 1,199,267	30,467
Accreation expense									97,586	7,050
Facility [member]
Reserve Quantities [Line Items]
Loan Amount													$ 20,000,000
Term credit advances												$ 20,000,000	3,000,000
Advance amount													$ 20,000,000
Loan Term													Aug. 02, 2021
Facility agreement [member]
Reserve Quantities [Line Items]
Loan Term							Sep. 06, 2022
Principal repayment amount							$ 250,000
Description of facility agreement						On November 27, 2020 the Company entered into an amending and restated facility agreement (the “Amended and Restated Facility”). The Amended and Restated Facility increased the total size of the loan and allowed for three loans, Facility A, B and C. Facility A and B were revolving loans up to $10,000,000 each. Facility C was a term loan in the amount of $10,000,000. Facility A and B were limited to an aggregate principal amount of $14,000,000
Description of facility agreement						On September 12, 2022, the Company entered into an amendment to commitment letter (the “Amended Commitment Letter”) which increased the total amount of the Term Credit to a maximum amount of $20,000,000. On September 16, 2022, the Company was advanced an incremental $10,000,000 pursuant to the Amended Commitment Letter. The Company incurred transaction costs of $241,872 in connection with the Amended Commitment Letter
Facility a [member]
Reserve Quantities [Line Items]
Total advace					$ 441,921				75,333
Total principal balance										9,972,104
Facility b [member]
Reserve Quantities [Line Items]
Total advace				$ 502,866					150,667
Total principal balance										2,856,579
Facility c [member]
Reserve Quantities [Line Items]
Total principal balance										$ 10,000,000
Term credit and operating credit [member]
Reserve Quantities [Line Items]
Term credit advances									10,000,000					$ 10,000,000
Transction cost									$ 325,183
Interest rate	7.50%								10.18%
Amount of credit limit									$ 10,000,000
Description of long term										The Operating Credit consists of an authorized amount of $5,000,000, subject to a borrowing base, bearing interest at the greater of (i) the Bank’s prime lending rate plus 1.25%, and (ii) 2.45% per annum, with interest payable monthly